Basic and diluted profit / (loss) per share (Details) - GBP (£) £ / shares in Units, £ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Basic and diluted profit/ (loss) [Abstract]
Profit / (loss) for the period		£ 6,228	£ (30,134)	£ (16,021)	£ (92,134)
Basic weighted average number of shares (in shares)		46,998,420	43,796,084	44,944,827	42,030,746
Adjustment for stock options with dilutive effect (in shares)		4,444,856	0	0	0
Diluted weighted average number of shares (in shares)		51,443,276	43,796,084	44,944,827	42,030,746
Basic earnings / (loss) per share (in pounds per share)	[1]	£ 0.13	£ (0.69)	£ (0.36)	£ (2.19)
Diluted earnings / (loss) per share (in pounds per share)	[1]	£ 0.12	£ (0.69)	£ (0.36)	£ (2.19)
Antidilutive securities [Abstract]
Antidilutive securities excluded from calculation of diluted weighted average number of shares outstanding (in shares)		88,695

[1]	Basic profit / (loss) per share is calculated by dividing the profit or loss for the period attributable to the equity holders of the Group by the weighted average number of ordinary shares outstanding during the period, including ordinary shares represented by ADSs. Except for the three months ended September 30, 2022, the dilutive effect of potential shares through equity settled transactions is considered to be anti-dilutive as they would decrease the loss per share and are, therefore, excluded from the calculation of diluted loss per share. For the three months ended September 30, 2022, there were 88,695 of the potential ordinary shares granted under the Group’s option plans excluded from the calculation for diluted options per share, because they are considered to be anti-dilutive.